Basis Of Presentation And Principles Of Consolidation (Policy)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassification	Reclassifications Certain reclassifications have been made within current liabilities to the prior year information to conform to the current year presentation.